Personnel Expense - Components of Personnel Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Wages, salaries and contracted personnel costs	€ 7,015	€ 3,668	€ 1,259
Other employee benefits	832	264
Share based compensation expense	(3,922)	(1,049)
Total personnel expenses	€ 11,769	€ 4,981	€ 1,259